2. Investment Securities (Details 3)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Fair Value Less than 12 months	$ 14,238,365	$ 6,716,925
Unrealized Loss Less than 12 months	67,486	55,109
Fair Value 12 months or more	2,920,091	27,621,835
Unrealized Loss 12 months or more	$ 26,670	$ 779,990
Number of securities	21	61
Fair Value	$ 17,158,456	$ 34,338,760
Unrealized Loss	94,156	835,099
U.S. GSE debt securities
Fair Value Less than 12 months	7,964,192	1,465,947
Unrealized Loss Less than 12 months	40,672	6,752
Fair Value 12 months or more	0	11,284,761
Unrealized Loss 12 months or more	$ 0	$ 252,639
Number of securities	7	11
Fair Value	$ 7,964,192	$ 12,750,708
Unrealized Loss	40,672	259,391
Agency MBS
Fair Value Less than 12 months	5,273,683	2,317,838
Unrealized Loss Less than 12 months	24,648	22,029
Fair Value 12 months or more	2,920,091	12,223,386
Unrealized Loss 12 months or more	$ 26,670	$ 427,039
Number of securities	13	24
Fair Value	$ 8,193,774	$ 14,541,224
Unrealized Loss	51,318	449,068
ABS and OAS
Fair Value Less than 12 months		976,226
Unrealized Loss Less than 12 months		6,242
Fair Value 12 months or more		0
Unrealized Loss 12 months or more		$ 0
Number of securities		1
Fair Value		$ 976,226
Unrealized Loss		6,242
Other investments
Fair Value Less than 12 months	1,000,490	1,956,914
Unrealized Loss Less than 12 months	2,166	20,086
Fair Value 12 months or more	0	4,113,688
Unrealized Loss 12 months or more	$ 0	$ 100,312
Number of securities	1	25
Fair Value	$ 1,000,490	$ 6,070,602
Unrealized Loss	$ 2,166	$ 120,398